CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (10,900,606)	$ 845,331	$ 1,269,926
Adjustments to reconcile net cash flows from operating activities:
Stock-based compensation	2,672,450
Issuance of Class A Ordinary Share for services	3,643,333
Amortization of debt issuance costs	230,700
Accrued interest expense for convertible notes	70,247
Debt restructuring loss	79,983
Changes in operating assets and liabilities:
Payroll payable	62,377	(97,864)	84,610
Accrued expenses and other current liabilities	129,082	(90,163)	(4,728)
Net cash provided by operating activities	(1,283,432)	2,220,418	783,940
Cash flows from investing activities:
Payments made to related parties	(2,844,952)	(42,078)	(257,946)
Net cash provided by (used in) investing activities	(5,163,214)	(1,616,941)	1,162,959
Cash flows from financing activities:
Net proceeds from initial public offerings, net of issuance costs	4,436,973	458,341	548,367
Net proceeds from issuance of convertible note	4,206,970
Net cash provided by financing activities	8,678,984	50,431	520,893
CHANGES IN CASH AND CASH EQUIVALENTS	2,238,337	412,265	2,282,441
Cash, cash equivalents and restricted cash, beginning of year	5,362,101	4,949,836	2,667,395
Cash, cash equivalents and restricted cash, end of year	7,600,438	5,362,101	4,949,836
PARENT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(10,798,318)	8,652	477,689
Adjustments to reconcile net cash flows from operating activities:
Stock-based compensation	2,672,450
Issuance of Class A Ordinary Share for services	3,643,333
Accrued interest expense for convertible notes	230,700
Debt restructuring loss	70,247
Changes in operating assets and liabilities:
Other current assets	(100,156)
Payroll payable	42,500
Accrued expenses and other current liabilities	141,602
Equity in earnings of subsidiary and VIEs	2,648,393	(8,652)	(477,689)
Net cash provided by operating activities	(1,093,115)
Cash flows from investing activities:
Payments made to intercompany	(3,168,580)
Payments made to related parties	(1,497,089)
Net cash provided by (used in) investing activities	(4,665,669)
Cash flows from financing activities:
Net proceeds from initial public offerings, net of issuance costs	4,436,973
Net proceeds from issuance of convertible note	4,206,970
Proceeds from loans from related parties	99
Net cash provided by financing activities	8,644,042	0	0
CHANGES IN CASH AND CASH EQUIVALENTS	2,885,258	0	0
Cash, cash equivalents and restricted cash, end of year	$ 2,885,258
Supplemental non-cash financing activity:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company		$ 458,341	$ 548,367